Concentration of Credit Risk - Schedule of Concentration Risk by Risk Factor (Details) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2016
Accounts receivable		$ 1,818,060
Accounts payable		$ 432,129
Sales Revenue, Net [Member]
Concentration risk percentage		65.00%	71.00%
Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk percentage		22.00%	32.00%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk percentage		20.00%	15.00%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk percentage		12.00%	12.00%
Sales Revenue, Net [Member] | Customer D [Member]
Concentration risk percentage		11.00%	12.00%
Accounts Receivable [Member]
Accounts receivable		$ 1,101,240	$ 975,998
Purchases [Member]
Concentration risk percentage		97.00%	84.00%
Purchases [Member] | Supplier A [Member]
Concentration risk percentage		57.00%	40.00%
Purchases [Member] | Supplier B [Member]
Concentration risk percentage		40.00%	24.00%
Purchases [Member] | Supplier C [Member]
Concentration risk percentage		0.00%	20.00%
Accounts Payable [Member]
Accounts payable		$ 392,378	$ 407,257
Successor [Member]
Accounts receivable	$ 414,254				$ 1,153,360
Accounts payable	$ 48,241				$ 186,505
Successor [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	75.00%				57.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk percentage	27.00%				24.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk percentage	21.00%				17.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk percentage	17.00%				16.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer D [Member]
Concentration risk percentage	10.00%
Successor [Member] | Accounts Receivable [Member]
Accounts receivable	$ 135,733				$ 300,785
Successor [Member] | Purchases [Member]
Concentration risk percentage	100.00%				96.00%
Successor [Member] | Purchases [Member] | Supplier A [Member]
Concentration risk percentage	79.00%				36.00%
Successor [Member] | Purchases [Member] | Supplier B [Member]
Concentration risk percentage	21.00%				24.00%
Successor [Member] | Purchases [Member] | Supplier C [Member]
Concentration risk percentage					21.00%
Successor [Member] | Purchases [Member] | Supplier D [Member]
Concentration risk percentage					15.00%
Successor [Member] | Accounts Payable [Member]
Accounts payable	$ 46,830				$ 905,695
Predecessor [Member]
Accounts receivable
Accounts payable						$ 1,003,455
Predecessor [Member] | Sales Revenue, Net [Member]
Concentration risk percentage				28.00%		38.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk percentage				15.00%		28.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk percentage				13.00%		10.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk percentage
Predecessor [Member] | Sales Revenue, Net [Member] | Customer D [Member]
Concentration risk percentage
Predecessor [Member] | Accounts Receivable [Member]
Accounts receivable						$ 1,257,505
Predecessor [Member] | Purchases [Member]
Concentration risk percentage				78.00%		94.00%
Predecessor [Member] | Purchases [Member] | Supplier A [Member]
Concentration risk percentage				57.00%		94.00%
Predecessor [Member] | Purchases [Member] | Supplier B [Member]
Concentration risk percentage				21.00%
Predecessor [Member] | Purchases [Member] | Supplier C [Member]
Concentration risk percentage
Predecessor [Member] | Purchases [Member] | Supplier D [Member]
Concentration risk percentage
Predecessor [Member] | Accounts Payable [Member]
Accounts payable						$ 1,003,455